Related Party Transactions (Details) $ in Thousands		1 Months Ended	4 Months Ended	6 Months Ended	10 Months Ended		12 Months Ended
	Apr. 30, 2026 USD ($)	Jul. 31, 2025 USD ($)	Oct. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2022 USD ($)	Nov. 30, 2021 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 TWD ($)
Related Party Transactions [Line Items]
Repaid amount		$ 700,000
Balance of due to related party				$ 628,000			$ 628,000		$ 628,000
Borrowing guaranteed				9,835,000			9,835,000		9,314,000
Loan Agreements [Member]
Related Party Transactions [Line Items]
Loan agreements term											2 years	2 years
Interest rate per annum											2.00%	2.00%
Nobel Consumer Corporation [Member] | Forecast [Member]
Related Party Transactions [Line Items]
Repaid amount	$ 1,278
Nobel Consumer Corporation [Member] | Loan Agreements [Member]
Related Party Transactions [Line Items]
Aggregate amount of loan agreements					$ 595,000	$ 300,000	405,000	$ 13,590	14,000	$ 10,400	$ 480,000
Loan agreements term						2 years
Interest rate per annum						2.00%
Related party total amount						$ 100,000					1,906
Aggregate amount						$ 100,000
Accrued interest expenses							115,000
Fu-Feng Kuo [Member]
Related Party Transactions [Line Items]
Repaid amount			$ 280,000
Balance of due to related party				62,000			62,000		62,000
Fu-Feng Kuo [Member] | Forecast [Member]
Related Party Transactions [Line Items]
Repaid amount	862
Fu-Feng Kuo [Member] | Loan Agreements [Member]
Related Party Transactions [Line Items]
Aggregate amount of loan agreements					$ 342,000		128,000	1,106	57,000	1,836	963,000
Loan agreements term					2 years
Interest rate per annum					2.00%
Repaid amount				520,000
Accrued interest expenses							92,000
Fu-Feng Kuo [Member] | Related Party [Member]
Related Party Transactions [Line Items]
Balance of due to related party									628,000
Panatoz Corporation [Member] | Forecast [Member]
Related Party Transactions [Line Items]
Repaid amount	$ 185
Panatoz Corporation [Member] | Loan Agreements [Member]
Related Party Transactions [Line Items]
Aggregate amount of loan agreements							$ 330,000	$ 10,300		25,600		$ 13,500
Interest rate per annum							2.00%	2.00%
Accrued interest expenses							$ 55,000
Zhao Jian Fu Co., Ltd.[Member] | Loan Agreements [Member]
Related Party Transactions [Line Items]
Aggregate amount of loan agreements									$ 465,000	$ 14,913
Accrued interest expenses							18,000
Health Ever Biotech Co., Ltd. (“HEB”) [Member] | Loan Agreements [Member]
Related Party Transactions [Line Items]
Loan agreements term									2 years	2 years
Interest rate per annum									2.00%	2.00%
Ju-Ting Chen [Member]
Related Party Transactions [Line Items]
Balance of due to related party				566,000			566,000		$ 566,000
Ju-Ting Chen [Member] | Related Party [Member]
Related Party Transactions [Line Items]
Balance of due to related party				$ 628,000			628,000
Maximum [Member] | Nobel Consumer Corporation [Member] | Loan Agreements [Member]
Related Party Transactions [Line Items]
Aggregate amount of loan agreements									656,000
Maximum [Member] | Panatoz Corporation [Member] | Loan Agreements [Member]
Related Party Transactions [Line Items]
Aggregate amount of loan agreements							41,000		797,000		433,000
Minimum [Member] | Nobel Consumer Corporation [Member] | Loan Agreements [Member]
Related Party Transactions [Line Items]
Aggregate amount of loan agreements									324,000
Minimum [Member] | Fu-Feng Kuo [Member] | Loan Agreements [Member]
Related Party Transactions [Line Items]
Aggregate amount of loan agreements							$ 35,000
Minimum [Member] | Panatoz Corporation [Member] | Loan Agreements [Member]
Related Party Transactions [Line Items]
Aggregate amount of loan agreements									$ 114,000		$ 30,000